Fair Value Measurements - Hierarchy for Assets and Liabilities on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment-dependent notes receivable, current	$ 243	$ 1,153
Payment-dependent notes receivable, noncurrent	14,975	13,453
Payment-dependent notes payable, current	243	1,153
Payment-dependent notes payable, noncurrent	14,975	13,453
Warrant liabilities	47,916	7,844
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment-dependent notes receivable, current			$ 38,124
Payment-dependent notes receivable, noncurrent	14,975	13,453	13,735
Payment-dependent notes payable, current			38,124
Payment-dependent notes payable, noncurrent	14,975	13,453	13,735
Fair Value, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment-dependent notes receivable, current	243	1,153	39,289
Payment-dependent notes receivable, noncurrent	14,975	13,453	13,735
Total financial assets	174,534	38,846	59,074
Payment-dependent notes payable, current	243	1,153	39,289
Payment-dependent notes payable, noncurrent	14,975	13,453	13,735
Warrant liabilities		7,844
Total financial liabilities	63,134	22,450
Fair Value, Recurring | Warrant liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	5,000
Fair Value, Recurring | Public Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	30,654
Fair Value, Recurring | Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	12,262
Fair Value, Recurring | Money market funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents:	159,316	24,240	6,050
Fair Value, Recurring | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment-dependent notes receivable, current	243	1,153	1,165
Payment-dependent notes receivable, noncurrent	0	0
Total financial assets	159,559	25,393	7,215
Payment-dependent notes payable, current	243	1,153	1,165
Payment-dependent notes payable, noncurrent	0	0
Warrant liabilities		0
Total financial liabilities	30,897	1,153
Fair Value, Recurring | Level 1 | Warrant liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	0
Fair Value, Recurring | Level 1 | Public Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	30,654
Fair Value, Recurring | Level 1 | Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	0
Fair Value, Recurring | Level 1 | Money market funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents:	159,316	24,240	6,050
Fair Value, Recurring | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment-dependent notes receivable, current	0	0
Payment-dependent notes receivable, noncurrent	0	0
Total financial assets	0	0
Payment-dependent notes payable, current	0	0
Payment-dependent notes payable, noncurrent	0	0
Warrant liabilities		0
Total financial liabilities	12,262	0
Fair Value, Recurring | Level 2 | Warrant liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	0
Fair Value, Recurring | Level 2 | Public Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	0
Fair Value, Recurring | Level 2 | Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	12,262
Fair Value, Recurring | Level 2 | Money market funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents:	0	0
Fair Value, Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment-dependent notes receivable, current	0	0	38,124
Payment-dependent notes receivable, noncurrent	14,975	13,453	13,735
Total financial assets	14,975	13,453	51,859
Payment-dependent notes payable, current	0	0	38,124
Payment-dependent notes payable, noncurrent	14,975	13,453	$ 13,735
Warrant liabilities		7,844
Total financial liabilities	19,975	21,297
Fair Value, Recurring | Level 3 | Warrant liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	5,000
Fair Value, Recurring | Level 3 | Public Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	0
Fair Value, Recurring | Level 3 | Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	0
Fair Value, Recurring | Level 3 | Money market funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents:	$ 0	$ 0